Share-Based Compensation - Schedule of Allocation of Total Share-based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Allocation of Total Share-based Compensation Expenses [Line Items]
Share-based compensation	¥ 111,109	$ 15,888
Research and Development Expense [Member]
Schedule of Allocation of Total Share-based Compensation Expenses [Line Items]
Share-based compensation	42,017
General and Administrative Expense [Member]
Schedule of Allocation of Total Share-based Compensation Expenses [Line Items]
Share-based compensation	34,546
Selling and Marketing Expense [Member]
Schedule of Allocation of Total Share-based Compensation Expenses [Line Items]
Share-based compensation	¥ 34,546